Convertible Securities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 16, 2023	Jun. 30, 2022	Apr. 30, 2021	Nov. 27, 2024	Dec. 14, 2022	Sep. 20, 2022	Apr. 22, 2021
Convertible Securities [Line Items]
Cash payment (in Dollars)		$ 300,000
Pre-money valuation amount (in Dollars)		$ 26,400,000
Warrant price per share percentage			80.00%
Purchase price per share			$ 180				$ 180
Exercise price				$ 10	$ 160	$ 160
Convertible Security Agreements [Member]
Convertible Securities [Line Items]
Aggregate ordinary shares (in Shares)	2,114
Warrant [Member]
Convertible Securities [Line Items]
Exercise price						$ 160